10. Business Concentration and Risks (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	48.00%	17.00%	0.00%	18.00%
One Customer [Member] | Sales Revenue Net [Member]
Concentration risk percentage	80.00%	58.00%	65.00%	46.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage	96.00%	0.00%	0.00%	21.00%
One Vendor [Member] | Purchases [Member]
Concentration risk percentage	84.00%	38.00%	65.00%	46.00%